SHAREHOLDERS' EQUITY (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended
	Feb. 06, 2014	Jan. 22, 2012	Dec. 31, 2014	Dec. 31, 2013	Aug. 05, 2014	Jun. 30, 2013	Aug. 31, 2012	Feb. 29, 2012
Stockholders' Equity, Reverse Stock Split			All Ordinary shares, options, per share data and exercise price included in these financial statements for all periods presented have been retroactively adjusted to reflect the issuance on January 26, 2014 of 6.55-to-one bonus shares (equivalent to a 7.55-for-1 stock split).
Stock Issued During Period, Shares, New Issues		7,551,427
Stock Issued During Period, Value, New Issues			$ 31,405
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term			5 years 7 months 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term			2 years 3 months 18 days
Stock Issued During Period Ordinary Shares Issued Upon Private Placement Shares	782,537
Stock Issued During Period Ordinary Shares Issued Upon Private Placement Value	4,368		4,368
Development Stage Entities, Equity Issuance, Per Share Amount			$ 0.95	$ 0.95
IPO [Member]
Stock Issued During Period, Shares, New Issues					3,200,000
Stock Issued During Period, Value, New Issues					3,200
Development Stage Entities, Equity Issuance, Per Share Amount			$ 11		$ 11.00
Common Stock [Member]
Stock Issued During Period, Shares, New Issues			3,200,000
Stock Issued During Period, Value, New Issues			9
Stock Issued During Period Ordinary Shares Issued Upon Private Placement Shares			782,537
Stock Issued During Period Ordinary Shares Issued Upon Private Placement Value			3
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value			2,664
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value			2,174
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized			889
Purchase Agreement [Member]
Share Purchase Agreement, Shares to be issued						2,130,159
Share Purchase Agreement, Value to be issued						2,024
Series A Preferred Stock [Member] | Investment Agreement [Member]
Stock Issued During Period, Shares, New Issues							94,393	471,964
Stock Issued During Period, Value, New Issues							50	250
Payments of Stock Issuance Costs							5
Series A Preferred Stock [Member] | Purchase Agreement [Member]
Preferred Stock, Conversion Basis				Prior to the closing of the share purchase agreement above and as a condition to it, the Company affected an equity restructuring, under which, all of the Company's Preferred shares (566,357 Preferred A shares) were converted into Ordinary shares at a 1:1 ratio
Share-based Compensation Arrangement by Share-based Payment Award Accelerated Compensation Cost				183
Dividends, Preferred Stock				$ 26